Document and Entity Information	Sep. 13, 2021
Document And Entity Information [Line Items]
Entity Incorporation State Country Code	E9
Amendment Flag	false
Entity Central Index Key	0001830180
Document Type	8-K
Document Period End Date	Sep. 13, 2021
Entity Registrant Name	Marquee Raine Acquisition Corp.
Entity File Number	001-39800
Entity Tax Identification Number	98-1566891
Entity Address, Address Line One	65 East 55th Street
Entity Address, Address Line Two	24th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	(212)
Local Phone Number	603-5500
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Class A Ordinary Share And One Fourth Of One Redeemable Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one Class A ordinary share and one-fourth of one redeemable warrant
Trading Symbol	MRACU
Security Exchange Name	NASDAQ
Class A Ordinary Shares Par Value Of 0.0001 Per Share 2 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A ordinary shares, par value of $0.0001 per share
Trading Symbol	MRAC
Security Exchange Name	NASDAQ
Redeemable Warrants Each Whole Warrant Exercisable For One Class A Ordinary Share At An Exercise Price Of 11.50 Per Share 1 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Trading Symbol	MRACW
Security Exchange Name	NASDAQ